Equity - Additional information (Details) - COP ($) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 22, 2021	Mar. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2011
Disclosure of changes in equity [Line Items]
Capital commitments			$ 36,540,000
Number of shares authorised			60,000,000,000
Number of shares subscribed			41,116,694,690
Proportion of shares available for public trade			11.51%
Number of shares available for public trade			4,731,906,273
Proportion of shares held by majority share holders			88.49%
Number of shares held by majority share holders			36,384,788,417
Capital reserve			$ 11,499,933
Number of shares reserved for issue under options and contracts for sale of shares			18,883,305,310
Subscribed and Paid-In-Capital			$ 25,040,067	$ 25,040,067
Additional Paid in Capital			6,607,699	6,607,699
Additional paid-in capital receivable			143
Amount of decreed dividends			$ 7,401,005	$ 9,251,256
Percentage of decreed dividends			100.00%	100.00%
Dividends approved for distribution		$ 698,984
Dividends approved for distribution, per share		$ 17
Percentage of shareholders for dividend payment	100.00%
Share-based payment arrangements [member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital					$ 2,118,468
Share-based payment arrangements [member] | Colombian Peso [Member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital			$ 4,457,997
Financial guarantee contracts [member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital			$ 31,377